Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Key Assumptions Used for Each Group of Cash Generating Units

The key assumptions used for each group of cash generating units are disclosed below:

KEY ASSUMPTIONS	2017		2016
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Scientific, Technical & Medical	10.1%	3%	10.0%	3%
Risk & Business Analytics	12.3%	3%	11.7%	3%
Legal	12.7%	2%	12.4%	2%
Exhibitions	12.6%	3%	12.6%	3%